INCOME TAXES - Components of Deferred Tax Assets (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Deferred Tax Assets:
Investment in Holdings	$ 29,102
Imputed Interest	623
Earnout consideration liability	970
Federal R&D Credit	0
Net operating loss carryforward	819
Total deferred tax assets	31,514
valuation allowance	(5,864)
Total deferred tax assets net of valuation allowance	$ 25,650